Brian Link Managing Director T 617-821-5257 Brian.link@statestreet.com State Street Corporation One Congress Street Boston, MA 02114-2016 statestreet.com

December 6, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Litman Gregory Funds Trust (the “Registrant”)

Registration Nos. (333-10015, 811-07763)

Preliminary Proxy Materials

Dear Sir or Madam:

Pursuant to Rule 14a-6(b) under the Securities Exchange Act of 1934 (the “1934 Act”) and on behalf of the above referenced Registrant, we hereby submit for filing by direct electronic transmission (EDGAR) the following preliminary proxy materials in connection with the Registrant’s Special Meeting of Shareholders scheduled to be held on January 21, 2025: (i) Schedule 14A Information sheet; (ii) Notice; (iii) Proxy Statement; (iv) Proxy; and (v) Proxy Card. No filing fee is required.

Please do not hesitate to contact the undersigned at (617) 821-5257 if you have any comments or questions regarding this filing.

Very truly yours,

/s/ Brian F. Link

Brian F. Link, Esq.

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